Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
April 30, 2020
T21-QTLY-0620
1.9880056.103

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 10.0%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	30,176	$ 919,463
Entertainment – 1.0%
The Walt Disney Co.	7,646	826,915
Interactive Media & Services – 6.0%
Alphabet, Inc. Class A (a)	1,937	2,608,558
Facebook, Inc. Class A (a)	8,503	1,740,649
Snap, Inc. Class A (a)	24,676	434,544
		4,783,751
Media – 1.8%
Cable One, Inc.	229	438,045
Charter Communications, Inc. Class A (a)	1,141	565,058
Liberty Broadband Corp. Class C (a)	3,218	394,784
		1,397,887
TOTAL COMMUNICATION SERVICES		7,928,016
CONSUMER DISCRETIONARY – 11.0%
Hotels, Restaurants & Leisure – 1.8%
Chipotle Mexican Grill, Inc. (a)	572	502,531
Hilton Worldwide Holdings, Inc.	4,554	344,783
Starbucks Corp.	8,185	628,035
		1,475,349
Household Durables – 0.9%
D.R. Horton, Inc.	8,071	381,113
TopBuild Corp. (a)	3,813	355,333
		736,446
Internet & Direct Marketing Retail – 4.3%
Amazon.com, Inc. (a)	1,380	3,414,120
Multiline Retail – 1.5%
Dollar General Corp.	3,424	600,227
Target Corp.	5,110	560,772
		1,160,999
Specialty Retail – 1.9%
Ross Stores, Inc.	4,602	420,439
The Home Depot, Inc.	4,857	1,067,714
		1,488,153
Textiles, Apparel & Luxury Goods – 0.6%
Lululemon Athletica, Inc. (a)	2,083	465,509
TOTAL CONSUMER DISCRETIONARY		8,740,576
CONSUMER STAPLES – 6.6%
Beverages – 0.5%
Brown-Forman Corp. Class B	6,248	388,626
Food & Staples Retailing – 2.5%
Costco Wholesale Corp.	2,527	765,681
Sysco Corp.	6,660	374,758
Walmart, Inc.	7,380	897,039
		2,037,478
Food Products – 1.5%
Campbell Soup Co.	8,555	427,579

	Shares	Value

The Hershey Co.	3,007	$398,217
Tyson Foods, Inc. Class A	5,537	344,346
		1,170,142
Household Products – 1.5%
The Procter & Gamble Co.	10,135	1,194,612
Personal Products – 0.6%
The Estee Lauder Cos., Inc. Class A	2,593	457,405
TOTAL CONSUMER STAPLES		5,248,263
ENERGY – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
Chevron Corp.	8,421	774,732
Hess Corp.	6,481	315,236
Kinder Morgan, Inc.	21,505	327,521
ONEOK, Inc.	5,671	169,733
Phillips 66	4,933	360,948
Valero Energy Corp.	5,224	330,940
TOTAL ENERGY		2,279,110
FINANCIALS – 11.3%
Banks – 3.6%
Bank of America Corp.	39,202	942,808
Citigroup, Inc.	13,376	649,538
JPMorgan Chase & Co.	12,968	1,241,816
		2,834,162
Capital Markets – 5.1%
MarketAxess Holdings, Inc.	1,777	808,553
Moody's Corp.	2,616	638,043
MSCI, Inc.	2,171	709,917
S&P Global, Inc.	2,622	767,931
T Rowe Price Group, Inc.	4,792	554,099
The Blackstone Group, Inc. Class A	10,805	564,453
		4,042,996
Insurance – 2.6%
Arch Capital Group Ltd. (a)	13,615	327,169
Brown & Brown, Inc.	12,932	464,388
Fidelity National Financial, Inc.	12,405	335,555
The Allstate Corp.	5,486	558,036
The Hartford Financial Services Group, Inc.	10,615	403,264
		2,088,412
TOTAL FINANCIALS		8,965,570
HEALTH CARE – 15.1%
Biotechnology – 1.5%
Amgen, Inc.	4,904	1,173,135
Health Care Equipment & Supplies – 8.1%
Danaher Corp.	6,399	1,045,981
DexCom, Inc. (a)	3,401	1,140,015
Edwards Lifesciences Corp. (a)	3,830	833,025
Insulet Corp. (a)	4,033	805,471

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Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Medtronic PLC	9,983	$ 974,640
ResMed, Inc.	4,875	757,185
West Pharmaceutical Services, Inc.	4,907	928,699
		6,485,016
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc.	3,384	1,132,557
Pharmaceuticals – 4.1%
Bristol-Myers Squibb Co.	18,022	1,095,918
Merck & Co., Inc.	15,894	1,261,030
Zoetis, Inc.	6,776	876,204
		3,233,152
TOTAL HEALTH CARE		12,023,860
INDUSTRIALS – 8.5%
Aerospace & Defense – 4.0%
Howmet Aerospace, Inc.	18,767	245,285
L3Harris Technologies, Inc.	3,096	599,695
Lockheed Martin Corp.	1,970	766,448
Northrop Grumman Corp.	1,944	642,823
Teledyne Technologies, Inc. (a)	1,560	508,045
TransDigm Group, Inc.	1,023	371,431
		3,133,727
Commercial Services & Supplies – 1.2%
Copart, Inc. (a)	5,985	479,458
Tetra Tech, Inc.	6,302	474,415
		953,873
Electrical Equipment – 1.3%
AMETEK, Inc.	6,168	517,310
Generac Holdings, Inc. (a)	5,487	534,653
		1,051,963
Professional Services – 1.4%
FTI Consulting, Inc. (a)	4,658	593,243
IHS Markit Ltd.	8,004	538,669
		1,131,912
Trading Companies & Distributors – 0.6%
SiteOne Landscape Supply, Inc. (a)(b)	5,556	492,428
TOTAL INDUSTRIALS		6,763,903
INFORMATION TECHNOLOGY – 24.9%
Electronic Equipment, Instruments & Components – 0.7%
CDW Corp.	4,695	520,206
IT Services – 6.5%
Fidelity National Information Services, Inc.	5,725	755,070
Fiserv, Inc. (a)	6,405	660,099
Global Payments, Inc.	3,757	623,737
Leidos Holdings, Inc.	5,849	577,940
Mastercard, Inc. Class A	4,277	1,176,047

	Shares	Value

Visa, Inc. Class A	7,694	$ 1,375,072
		5,167,965
Semiconductors & Semiconductor Equipment – 6.3%
Advanced Micro Devices, Inc. (a)	14,848	777,887
Applied Materials, Inc.	11,750	583,740
KLA Corp.	3,855	632,567
Lam Research Corp.	2,203	562,382
NVIDIA Corp.	4,049	1,183,441
QUALCOMM, Inc.	9,634	757,907
Teradyne, Inc.	8,662	541,721
		5,039,645
Software – 6.4%
Coupa Software, Inc. (a)	3,859	679,531
Microsoft Corp.	24,702	4,426,846
		5,106,377
Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	13,565	3,985,397
TOTAL INFORMATION TECHNOLOGY		19,819,590
MATERIALS – 2.7%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	1,179	265,959
Ecolab, Inc.	1,380	267,030
Linde PLC	2,157	396,866
RPM International, Inc.	2,204	146,368
The Sherwin-Williams Co.	471	252,630
		1,328,853
Construction Materials – 0.3%
Martin Marietta Materials, Inc.	680	129,356
Vulcan Materials Co.	1,319	149,008
		278,364
Containers & Packaging – 0.2%
Crown Holdings, Inc. (a)	2,162	139,254
Metals & Mining – 0.5%
Arconic Corp. (a)	4,692	40,914
Newmont Corp.	5,451	324,226
		365,140
TOTAL MATERIALS		2,111,611
REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
Alexandria Real Estate Equities, Inc.	1,082	169,971
American Tower Corp.	1,771	421,498
Crown Castle International Corp.	1,996	318,222
Duke Realty Corp.	4,429	153,686
EastGroup Properties, Inc.	1,015	107,590
Equinix, Inc.	448	302,490
Equity Lifestyle Properties, Inc.	2,235	134,793
Equity Residential	2,461	160,113
Invitation Homes, Inc.	5,480	129,602
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Mid-America Apartment Communities, Inc.	1,218	$ 136,319
Prologis, Inc.	3,411	304,363
Rexford Industrial Realty, Inc.	2,849	116,011
SBA Communications Corp.	805	233,386
Spirit Realty Capital, Inc.	2,626	80,776
Sun Communities, Inc.	1,038	139,507
Terreno Realty Corp.	2,335	128,005
TOTAL REAL ESTATE		3,036,332
UTILITIES – 3.1%
Electric Utilities – 2.5%
Alliant Energy Corp.	3,981	193,277
American Electric Power Co., Inc.	3,289	273,349
Entergy Corp.	2,042	195,031
FirstEnergy Corp.	5,244	216,420
NextEra Energy, Inc.	2,105	486,508
The Southern Co.	5,759	326,708
Xcel Energy, Inc.	4,271	271,465
		1,962,758
Multi-Utilities – 0.6%
Sempra Energy	2,013	249,310
WEC Energy Group, Inc.	2,826	255,894
		505,204
TOTAL UTILITIES		2,467,962
TOTAL COMMON STOCKS (Cost $81,019,001)		79,384,793
Money Market Funds – 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (c)	97,241	$ 97,270
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	464,079	464,125
TOTAL MONEY MARKET FUNDS (Cost $561,390)		561,395
TOTAL INVESTMENT IN SECURITIES – 100.6% (Cost $81,580,391)		79,946,188
NET OTHER ASSETS (LIABILITIES) (e) – (0.6%)		(441,306)
NET ASSETS – 100.0%		$ 79,504,882

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $8,400 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts	7	June 2020	$101,584	$15,710	$15,710
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,151
Fidelity Securities Lending Cash Central Fund	599
Total	$1,750
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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